Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our Principal Executive Officer (“PEO”), the average of our other
Non-PEO
NEOs and certain financial performance metrics of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (4)	TOTAL SHAREHOLDER RETURN (5)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (LOSS) (MILLIONS) (7)	ADJUSTED EBITDA (MILLIONS) (8)

2023	$18,610,359	$15,389,438	$5,766,189	$5,458,300	$78.60	$97.99	$828	$3,938

2022	$31,349,920	$(15,761,300)	$5,086,053	$(4,320,027)	$69.75	$76.58	$(910)	$3,243

2021	$22,597,251	$35,457,581	$7,207,522	$10,643,119	$156.82	$104.31	$(1,016)	$2,990

2020	$13,692,480	$23,627,242	$4,944,156	$7,883,678	$124.53	$108.20	$(1,758)	$794

(1)	The dollar amounts shown in this column are the amounts of total compensation reported for Mr. Reeg (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Reeg, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reeg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Reeg’s total compensation for 2023 to determine the compensation actually paid:

	PEO
YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL	REPORTED VALUE OF EQUITY AWARDS (a)	EQUITY AWARD ADJUSTMENTS (b)	COMPENSATION ACTUALLY PAID

2023	$18,610,359	$(12,161,765)	$8,940,844	$15,389,438

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2023 .

(b)
The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2023 year that are outstanding and unvested as of the end of the year; (ii) the amount of change, as of the end of 2023 as compared to the end of 2022 in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the 2023; (iii) for awards granted in prior years that vest in the 2023, the amount equal to the change as of the vesting date (from the end of 2022) in fair value; and (iv) the fair value at the end of the prior fiscal year of equity awards that failed to meet the applicable vesting conditions in 2023. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	PEO
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS*

2023	$9,818,960	$(2,034,013)	$2,002,754	$(846,857)	$8,940,844

*
Key assumptions used in the Monte Carlo simulation for determining the equity adjustments as of December 31, 2023 for the 2023 and 2022 relative TSR PSU grants included
: (i) the remaining expected terms of 2 years and 1 year, respectively; (ii) a risk-free rate commensurate with the remaining expected term of 4.19% and 4.73%, respectively; (iii) a dividend yield of 0%; and (iv) an expected volatility of 59.01% and 45.55%, respectively
.

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (other than Mr. Reeg) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding

Mr. Reeg) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, Bret Yunker, Anthony L. Carano, Edmund L. Quatmann, Jr. and Stephanie Lepori (ii) for 2021, Gary L. Carano, Bret Yunker, Anthony L. Carano and Edmund L. Quatmann, Jr. and (iii) for 2020, Gary L. Carano, Bret Yunker, Anthony L Carano and Stephanie Lepori.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (identified in Footnote 3), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item
402
(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs as a group for 2023 to determine the compensation actually paid:

	NON-PEO NEOs
YEAR	REPORTED SUMMARY COMPENSATION TABLE	REPORTED VALUE OF EQUITY AWARDS (c )	EQUITY AWARD ADJUSTMENTS (d)	COMPENSATION ACTUALLY PAID

2023	$5,766,189	$(3,530,266)	$3,222,377	$5,458,300

(c)	Consistent with Note 2(a) above, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2023.

(d)
Consistent with Note 2(b) above, the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2023 year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023, as compared to the end of 2022, in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the 2023; (iii) for awards granted in prior years that vest in the 2023, the amount equal to the change as of the vesting date (from the end of 2022) in fair value; and (iv) the fair value at the end of the prior fiscal year of equity awards that failed to meet the applicable vesting conditions in 2023. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	NON-PEO NEOs
YEAR	AVG. YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS*

2023	$2,850,204	$(112,985)	$749,790	$(264,632)	$3,222,377

*
Key assumptions used in the Monte Carlo simulation for determining the equity adjustments as of December 31, 2023 for the 2023 and 2022 relative TSR PSU grants included: (i) the remaining expected terms of 2 years and 1 year, respectively; (ii) a risk-free rate commensurate with the remaining expected term of 4.19% and 4.73%, respectively; (iii) a dividend yield of 0%; and (iv) an expected volatility of 59.01% and 45.55%, respectively.

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: The Dow Jones U.S. Gambling Total Stock Market Index.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

(8)
While the Company uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link company performance to compensation actually paid to the company’s NEOs, for the most recently completed fiscal year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (other than Mr. Reeg) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Reeg) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, Bret Yunker, Anthony L. Carano, Edmund L. Quatmann, Jr. and Stephanie Lepori (ii) for 2021, Gary L. Carano, Bret Yunker, Anthony L. Carano and Edmund L. Quatmann, Jr. and (iii) for 2020, Gary L. Carano, Bret Yunker, Anthony L Carano and Stephanie Lepori.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: The Dow Jones U.S. Gambling Total Stock Market Index.
PEO Total Compensation Amount	$ 18,610,359	$ 31,349,920	$ 22,597,251	$ 13,692,480
PEO Actually Paid Compensation Amount	$ 15,389,438	(15,761,300)	35,457,581	23,627,242
Adjustment To PEO Compensation, Footnote

	PEO
YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL	REPORTED VALUE OF EQUITY AWARDS (a)	EQUITY AWARD ADJUSTMENTS (b)	COMPENSATION ACTUALLY PAID

2023	$18,610,359	$(12,161,765)	$8,940,844	$15,389,438

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2023 .

(b)
The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2023 year that are outstanding and unvested as of the end of the year; (ii) the amount of change, as of the end of 2023 as compared to the end of 2022 in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the 2023; (iii) for awards granted in prior years that vest in the 2023, the amount equal to the change as of the vesting date (from the end of 2022) in fair value; and (iv) the fair value at the end of the prior fiscal year of equity awards that failed to meet the applicable vesting conditions in 2023. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	PEO
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS*

2023	$9,818,960	$(2,034,013)	$2,002,754	$(846,857)	$8,940,844

Non-PEO NEO Average Total Compensation Amount	$ 5,766,189	5,086,053	7,207,522	4,944,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,458,300	(4,320,027)	10,643,119	7,883,678
Adjustment to Non-PEO NEO Compensation Footnote

	NON-PEO NEOs
YEAR	REPORTED SUMMARY COMPENSATION TABLE	REPORTED VALUE OF EQUITY AWARDS (c )	EQUITY AWARD ADJUSTMENTS (d)	COMPENSATION ACTUALLY PAID

2023	$5,766,189	$(3,530,266)	$3,222,377	$5,458,300

(c)	Consistent with Note 2(a) above, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2023.

(d)
Consistent with Note 2(b) above, the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2023 year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023, as compared to the end of 2022, in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the 2023; (iii) for awards granted in prior years that vest in the 2023, the amount equal to the change as of the vesting date (from the end of 2022) in fair value; and (iv) the fair value at the end of the prior fiscal year of equity awards that failed to meet the applicable vesting conditions in 2023. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	NON-PEO NEOs
YEAR	AVG. YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS*

2023	$2,850,204	$(112,985)	$749,790	$(264,632)	$3,222,377

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income (Loss) during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the Dow Jones U.S. Gambling Total Stock Market Index over the same period.

Tabular List, Table
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s
NEOs
, for
the
most recently completed fiscal year, to the Company’s performance are as follows:

a.	Adjusted EBITDA
b.	Relative TSR
c.	Absolute TSR

Total Shareholder Return Amount	$ 78.6	69.75	156.82	124.53
Peer Group Total Shareholder Return Amount	97.99	76.58	104.31	108.2
Net Income (Loss)	$ 828,000,000	$ (910,000,000)	$ (1,016,000,000)	$ (1,758,000,000)
Company Selected Measure Amount	3,938,000,000	3,243,000,000	2,990,000,000	794,000,000
PEO Name	Mr. Reeg
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	While the Company uses numerous financial and
non-financial
	performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link company performance to compensation actually paid to the company’s NEOs, for the most recently completed fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute TSR
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,161,765)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,940,844
PEO | Year End Fair Value of Equity Awards Granted and Unvested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,818,960
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,034,013)
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,002,754
PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(846,857)
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,940,844
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,530,266)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,222,377
Non-PEO NEO | Year End Fair Value of Equity Awards Granted and Unvested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,850,204
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,985)
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	749,790
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,632)
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,222,377